China Store Closings (Narrative) (Details) $ in Millions	12 Months Ended
Feb. 03, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 145
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	10
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 135